Capital Management	12 Months Ended
Jun. 30, 2026
Capital Management [Abstract]
Capital management

11 Capital management

(a) Risk management

The group’s objectives when managing capital are to

●	safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and

●	maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the group may issue new shares or reduce its capital, subject to the provisions of the group’s constitution. The capital structure of the group consists of equity attributed to equity holders of the group, comprising contributed equity, reserves and accumulated losses. By monitoring undiscounted cash flow forecasts and actual cash flows provided to the board by the group’s management, the board monitors the need to raise additional equity from the equity markets.

(b) Dividends

No dividends were declared or paid to members for the year ended 30 June 2026 (30 June 2025: nil). The group’s franking account balance was nil at 30 June 2026 (30 June 2025: nil).